Private Placement	12 Months Ended
Dec. 31, 2025
Private Placement [Abstract]
Private Placement	Private Placement
Simultaneously with the closing of the IPO, the Company’s Sponsor and CCM purchased an aggregate of 400,000 Private Placement Units and 200,000 Private Placement Units, respectively, at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $6,000,000. Each Private Placement Unit consists of one ordinary share (“Private Share”) and one-eighth (1/8) of one right (“Private Right”). Each Private Right will be converted into one ordinary share upon the consummation of a Business Combination. The proceeds from the Private Placement Units were added to the proceeds from the IPO which were deposited in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will expire worthless. Five institutional investors (none of which are affiliated with any member of management, the Sponsor or any other investor) (“non-voting sponsor investors”) purchased, indirectly, through the purchase of non-voting interests in our sponsor, an aggregate of 130,000 Private Placement Units (the “Non-Voting Private Placement Units”) at a price of $10.00 per unit ($1,300,000 in the aggregate). In connection with the non-voting sponsor investor indirectly purchasing, through the Sponsor, the Non-Voting Private Placement Units allocated to the non-voting sponsor investors in connection with the closing of the IPO, the Sponsor issued non-voting shares at a nominal purchaser price to the non-voting sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 Founder Shares (defined below) held by the Sponsor. On December 19, 2025, an affiliate of the Sponsor purchased all of the issued and outstanding Non-Voting Sponsor Shares from the non-voting sponsor investors. Private Placement Units and all underlying securities will not be transferable, assignable, or salable until the completion of a Business Combination, subject to certain exceptions.